      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2006.
                                                            File Nos. 033-39170
                                                                      811-04865
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. __  [ ]

                       Post-Effective Amendment No. 15 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 85         [X]

                       (Check Appropriate Box or Boxes)

                               -----------------

VARIABLE ACCOUNT A OF AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          (Exact Name of Registrant)

                               -----------------

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                                80 PINE STREET,
                           NEW YORK, NEW YORK 19801
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (713) 831-8470

                               -----------------

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)

                                70 PINE STREET
                              NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                               -----------------

                             LAUREN W. JONES, ESQ.
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              2929 ALLEN PARKWAY
                             HOUSTON, TEXAS 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

                               -----------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in VARIABLE ACCOUNT A of AMERCIAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK COMPANY under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

================================================================================

NOTE:

                                     Note
                       Purposes and Content of Amendment

The Contracts are no longer offered for sale. Therefore, this Registration Statement is not annually updated.

The purposes of this Amendment are to: (i) add information describing recent legal matters of American International Group, Inc. ("AIG"), (ii) add information about National Union Fire Insurance Company of Pittsburgh, PA. ("National Union"), the guarantor of insurance obligations under the Contracts,
(iii) add current audited statutory financial statements of National Union,
(iv) incorporate by reference AIG's Amended Annual Report on Form 10-K/A and
(v) add the AIG Support Agreement.

This Amendment contains a supplement to the prospectus, a supplement to the Statement of Additional Information, current audited financial statements of National Union, a Part C, required signature pages and certain exhibits related to the National Union guarantee of insurance obligations and AIG Support Agreement. Except for these items and the facing page, Depositor and Registrant do not intend for this Amendment to delete or amend any document or other information included in the Registration Statement, and, to the extent necessary, hereby incorporate any such document or information herein by reference.

                              VARIABLE ACCOUNT I

                              PART A - PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940, File Nos. 033-39170 and 811-04865, filed on May 1, 2002, Accession No. 0000891092-02-000609.

A supplement dated July 28, 2006 to the Prospectus is included in Part A of this Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 85 under the Investment Company Act of 1940, File Nos. 033-39170 and 811-04865.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              VARIABLE ACCOUNT A

                           GALLERY VARIABLE ANNUITY
                           PARADIGM VARIABLE ANNUITY
                  PROFILE (FLEXIBLE PREMIUM) VARIABLE ANNUITY
                   PROFILE (SINGLE PREMIUM) VARIABLE ANNUITY
                           TRILOGY VARIABLE ANNUITY

                SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002

THE DATE OF THE PROSPECTUS AND ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY CHANGED TO JULY 28, 2006.

Effective July 28, 2006, American International Life Assurance Company of New York ("AI Life") is amending the Gallery, Paradigm, Profile (Flexible Premium), Profile (Single Premium) and Trilogy Variable Annuity prospectus for the purposes of (i) adding information about National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), guarantor of insurance obligations under the Contracts, (ii) adding information about the financial statements of National Union, (iii) adding information about recent legal proceedings of American International Group, Inc. ("AIG") and (iv) adding information about the AIG Support Agreement.

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE PROSPECTUS:

NATIONAL UNION GUARANTEE

Insurance obligations under contracts issued by American International Life Assurance Company of New York ("AI Life") are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AI Life. Insurance obligations include, without limitation, contract value invested in any available fixed account option, death benefits, and income options. The guarantee does not guarantee variable contract value or the investment performance of the variable investment options available under the contracts. The guarantee provides that the AI Life's contract owners can enforce the guarantee directly.

The AI Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from purchase payments received after termination, until satisfied in full.

National Union is a stock property- casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc.

FINANCIAL STATEMENTS

The Financial Statements of National Union have been added to the Statement of Additional Information ("SAI"). You may obtain a free copy of the current audited financial statements of National Union, AI Life or Variable Account A if you contact our Annuity Service Center at 800-255-8402 or by writing to Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O.Box 3031, Berwyn, PA 19312-0031.

LEGAL PROCEEDINGS OF AIG

On February 9, 2006, AIG, the parent company and an affiliated person of the AI Life, the Variable Account, its principal underwriter, AI Equity Sales Corp, Inc. (the "AIG ESC"), and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5,12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the AI Life, the Variable Account and AIG ESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, AI Life, the Variable Account and AIG ESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with AI Life under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Dated: July 28, 2006

               Please keep this Supplement with your Prospectus.

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940, File Nos. 033-39170 and 811-04865, filed on May 1, 2002, Accession No.
0000891092-02-000609.

A supplement dated July 28, 2006 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 85 under the Investment Company Act of 1940, File Nos. 033-39170 and 811-04865.

                                    PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              VARIABLE ACCOUNT A

                           GALLERY VARIABLE ANNUITY
                           PARADIGM VARIABLE ANNUITY
                  PROFILE (FLEXIBLE PREMIUM) VARIABLE ANNUITY
                   PROFILE (SINGLE PREMIUM) VARIABLE ANNUITY
                           TRILOGY VARIABLE ANNUITY

    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS HEREBY CHANGED TO JULY 28, 2006.

Effective July 28, 2006, American International Life Assurance Company of New York ("the Company") is amending the Gallery, Paradigm, Profile (Flexible Premium), Profile (Single Premium) and Trilogy Variable Annuity Statement of Additional Information ("SAI") for the purposes of (i) describing the audited statutory financial statements of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), (ii) adding the current audited statutory financial statements of National Union, (iii) adding information about the incorporation by reference of AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, and (iii) adding information about the AIG Support Agreement.

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SAI:

NATIONAL UNION FINANCIAL STATEMENTS

The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

INDEX TO NATIONAL UNION FINANCIAL STATEMENTS

You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.

National Union Financial Statements (Statutory Basis)                                                               Page
-----------------------------------------------------                                                               ----
Report of PricewaterhouseCoopers LLP, Independent Auditors.........................................................  2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2005 and 2004...................................  3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of December 31, 2005 and 2004..................  4
Statements of Income and Changes in Capital and Surplus (Statutory Basis) for the years ended December 31, 2005 and
  2004.............................................................................................................  5
Statements of Cash Flow (Statutory Basis) for the years ended December 31, 2005 and 2004...........................  6
Notes to Statutory Basis Financial Statements......................................................................  7

INCORPORATION OF AIG FINANCIAL INFORMATION

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of American International Group, Inc. ("AIG") included in AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, File No. 001-08787, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

Dated: July 28, 2006

  Please keep this Supplement with your Statement of Additional Information.

                     National Union Fire Insurance Company
                              of Pittsburgh, PA.

                               NAIC Code: 19445

                     Statutory Basis Financial Statements

                          December 31, 2005 and 2004

                     National Union Fire Insurance Company
                              of Pittsburgh, PA.

                     Statutory Basis Financial Statements

                          December 31, 2005 and 2004

                               Table of Contents

 Report of Independent Auditors .......................................... 2

 Statements of Admitted Assets............................................ 3

 Statements of Liabilities, Capital and Surplus........................... 4

 Statements of Income and Changes in Capital and Surplus.................. 5

 Statements of Cash Flow.................................................. 6

 Notes to Statutory Basis Financial Statements............................ 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of National Union
Fire Insurance Company of Pittsburgh, PA.

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow, for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP
New York, NY
APRIL 27, 2006

           National Union Fire Insurance Company of Pittsburgh, PA.

                         Statements of Admitted Assets
                                Statutory Basis
                       As of December 31, 2005 and 2004
                                (000's Omitted)

 As of December 31,                                        2005        2004
 ------------------                                     ----------- -----------
 Cash and Invested Assets:
    Bonds, principally at amortized cost (NAIC
      market value: 2005 - $11,028,298;
      2004 - $9,570,573)............................... $10,806,319 $ 9,305,455
    Stocks:
        Common stocks, at NAIC market value (Cost:
          2005 - $2,760,035; 2004 - $2,736,085)........   6,445,976   5,869,968
        Non-redeemable preferred stocks, at NAIC
          market value (Cost: 2005 - $2,110,012;
          2004 - $2,259,718)...........................   2,110,150   2,259,870
    Other invested assets, primarily at equity
      (Cost: 2005 - $978,354; 2004 - $778,680).........   1,425,397   1,051,860
    Short-term investments, at amortized cost
      (approximates NAIC market value).................     168,815     109,446
    Securities lending collateral......................      83,903      43,883
    Cash...............................................      50,752     115,855
    Receivable for securities..........................          --      20,336
                                                        ----------- -----------
           Total Cash and Invested Assets..............  21,091,312  18,776,673
                                                        ----------- -----------
 Investment income due and accrued.....................     193,851     132,033
 Agents' balances or uncollected premiums:
    Premiums in course of collection...................     705,461     637,680
    Premiums and installments booked but deferred
      and not yet due..................................   1,460,490   1,216,506
    Accrued retrospective premiums.....................      29,300       8,146
 Amounts billed and receivable from high
   deductible policies.................................     333,315     387,572
 Reinsurance recoverable on loss payments..............     419,911     258,992
 Funds held by or deposited with reinsurers............      25,026     170,139
 Deposit accounting assets.............................   1,410,584   1,729,756
 Deposit accounting assets - funds held................     457,042     448,279
 Federal and foreign income taxes recoverable from
   parent..............................................     763,168     630,958
 Net deferred tax assets...............................     385,906     379,832
 Receivable from parent, subsidiaries and
   affiliates..........................................     826,889     571,351
 Equities in underwriting pools and associations.......     609,772     526,124
 Other admitted assets.................................     133,600     356,466
                                                        ----------- -----------
           Total Admitted Assets....................... $28,845,627 $26,230,507
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

                Statements of Liabilities, Capital and Surplus
                                Statutory Basis
                       As of December 31, 2005 and 2004
                   (000's Omitted Except Share Information)

As of December 31,                                        2005         2004
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses..... $11,786,300  $ 9,811,368
Unearned premium reserves............................   4,291,224    4,142,837
Commissions, premium taxes, and other expenses
  payable............................................     278,031      289,329
Reinsurance payable on paid loss and loss adjustment
  expenses...........................................     153,630      273,785
Funds held by company under reinsurance treaties.....     267,740      275,189
Provision for reinsurance............................     201,761      334,696
Ceded reinsurance premiums payable, net of ceding
  commissions........................................     429,327       66,516
Retroactive reinsurance reserves - assumed...........      34,720       11,270
Retroactive reinsurance reserves - ceded.............     (68,657)     (86,065)
Deposit accounting liabilities.......................     513,961      691,335
Deposit accounting liabilities - funds held..........   1,062,338    1,149,918
Securities lending payable...........................      83,903       43,883
Collateral deposit liability.........................     533,851      484,435
Payable to parent, subsidiaries and affiliates.......     886,989    1,190,865
Other liabilities....................................     270,346      174,325
                                                      -----------  -----------
   Total Liabilities.................................  20,725,464   18,853,686
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000
  shares authorized;
   895,750 shares issued and outstanding.............       4,479        4,479
Capital in excess of par value.......................   2,694,092    2,494,262
Unassigned surplus...................................   5,349,702    4,791,970
Special surplus funds from retroactive reinsurance...      71,890       86,110
                                                      -----------  -----------
   Total Capital and Surplus.........................   8,120,163    7,376,821
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus........... $28,845,627  $26,230,507
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

            Statements of Income and Changes in Capital and Surplus
                                Statutory Basis
                For the Years Ended December 31, 2005 and 2004
                                (000's Omitted)

For the Years Ended December 31,                           2005        2004
--------------------------------                        ----------  ----------
                 Statements of Income

Underwriting Income:
   Premiums earned..................................... $7,035,963  $6,592,662
                                                        ----------  ----------
Underwriting Deductions:
   Losses incurred.....................................  5,207,675   4,943,210
   Loss adjustment expenses incurred...................  1,138,284     755,384
   Other underwriting expenses incurred................  1,401,165   1,369,229
                                                        ----------  ----------
Total Underwriting Deductions..........................  7,747,124   7,067,823
                                                        ----------  ----------
Net Underwriting Loss..................................   (711,161)   (475,161)
                                                        ----------  ----------
Investment Income:
   Net investment income earned........................    747,551     826,487
   Net realized capital gains (net of capital gains
     taxes: 2005 - $24,064; 2004 - $24,340)............     44,691      45,202
                                                        ----------  ----------
Net Investment Gain                                        792,242     871,689
                                                        ----------  ----------
Net loss from agents' or premium balances charged-off..   (153,838)    (45,160)
Other gain.............................................     96,755      76,169
                                                        ----------  ----------
Net Income after Capital Gains Taxes and Before
  Federal Income Taxes.................................     23,998     427,537
Federal income tax expense (benefit)...................   (107,916)    101,147
                                                        ----------  ----------
       Net Income...................................... $  131,914  $  326,390
                                                        ==========  ==========
            Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year.. $7,376,821  $6,899,256
   Adjustment to beginning surplus.....................   (205,585)   (545,684)
                                                        ----------  ----------
Capital and Surplus, as of January 1,                    7,171,236   6,353,572
                                                        ----------  ----------
Changes in capital and surplus:
   Net income..........................................    131,914     326,390
   Change in net unrealized capital gains [net of
     capital gains taxes: 2005 - $(18,068);
     2004 -$43,543]....................................    697,684     529,835
   Change in net deferred income taxes.................     46,237     298,938
   Change in non-admitted assets.......................    (88,388)    (91,499)
   Change in provision for reinsurance.................    132,935      42,397
   Paid in surplus.....................................    199,830     143,782
   Cash dividends to stockholder.......................    (97,750)   (207,199)
   Other surplus adjustments...........................         --     (39,660)
   Foreign exchange translation........................    (73,535)     20,265
                                                        ----------  ----------
       Total Changes in Capital and Surplus............    948,927   1,023,249
                                                        ----------  ----------
Capital and Surplus, as of December 31,                 $8,120,163  $7,376,821
                                                        ==========  ==========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

                            Statements of Cash Flow
                                Statutory Basis
                For the Years Ended December 31, 2005 and 2004
                                (000's Omitted)

For the Years Ended December 31,                          2005         2004
--------------------------------                      -----------  -----------
                Cash From Operations

Premiums collected, net of reinsurance............... $ 7,217,780  $ 7,010,374
Net investment income................................     720,255      831,974
Miscellaneous income (expense).......................     (57,062)      31,571
                                                      -----------  -----------
   Sub-total.........................................   7,880,973    7,873,919
                                                      -----------  -----------
Benefit and loss related payments....................   3,931,978      (65,276)
Commission and other expense paid....................   2,113,308    1,864,377
Dividends paid to policyholders......................         927          634
Change in federal income taxes.......................      47,537      675,868
                                                      -----------  -----------
   Net Cash from Operations..........................   1,787,223    5,398,316
                                                      -----------  -----------
               Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds.............................................   2,374,908    2,314,128
   Stocks............................................     677,784      550,433
   Other.............................................   3,296,328    4,193,343
                                                      -----------  -----------
   Total Proceeds from Investments Sold, Matured, or
     Repaid..........................................   6,349,020    7,057,904
                                                      -----------  -----------
Cost of Investments Acquired
   Bonds.............................................   3,915,482    5,009,144
   Stocks............................................     521,240      459,758
   Other.............................................   3,256,822    4,240,241
                                                      -----------  -----------
   Total Cost of Investments Acquired................   7,693,544    9,709,143
                                                      -----------  -----------
   Net Cash (Used in) Investing Activities...........  (1,344,524)  (2,651,240)
                                                      -----------  -----------
   Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock.....          --      143,782
Dividends to stockholder.............................    (146,977)    (206,320)
Net deposit on deposit-type contracts and other
  insurance..........................................      45,455     (677,632)
Other................................................    (346,911)  (2,021,066)
                                                      -----------  -----------
   Net Cash (Used in) Financing and Miscellaneous
     Activities......................................    (448,433)  (2,761,236)
                                                      -----------  -----------
   Net Change in Cash and Short-term Investments.....      (5,734)     (14,160)

Cash and short-term Investments:
   Beginning of year.................................     225,301      239,461
                                                      -----------  -----------
   End of Year....................................... $   219,567  $   225,301
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 1 - Organization and Summary of Significant Statutory Basis Accounting Policies

A.  Organization

    The National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

    The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

    The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

    The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B.  Summary of Significant Statutory Basis Accounting Policies

    Prescribed or Permitted Statutory Accounting Practices:

    The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania.

    The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York Regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted).

    A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Commonwealth of Pennsylvania is shown below:

    December 31,                                       2005        2004
    ------------                                    ----------  ----------
    Net Income, Pennsylvania Insurance Department.. $  131,914  $  326,390

    State Practices - (Deduction) Income:
       Non-Tabular Discounting.....................   (403,719)    (46,613)
                                                    ----------  ----------
    Net (Loss) Income, NAIC SAP.................... $ (271,805) $  279,777
                                                    ==========  ==========
    Statutory Surplus, Pennsylvania Insurance
      Department................................... $8,120,163  $7,376,821
    State Practices - (Charge) Credit

       Non-Tabular Discounting.....................   (594,958)   (191,239)
       Reinsurance Credits.........................   (212,192)   (201,318)
                                                    ----------  ----------
    Statutory Surplus, NAIC SAP.................... $7,313,013  $6,984,264
                                                    ==========  ==========

    In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

    Statutory Accounting Practices and Generally Accepted Accounting Principles:

    NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

    Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d.  Estimated undeclared dividends to policyholders are accrued;

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available for sale or trading are reported at fair value. The difference between the cost and the fair value for securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

    Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income;

    d.  Declared dividends to policyholders are accrued;

    e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

    The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    Significant Statutory Accounting Practices:

    A summary of the Company's significant statutory accounting practices are as follows:

    Use of Estimates: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Pennsylvania requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

    Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

        Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $238,400 and $237,683, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

        Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC market value and the unrealized gain or loss reported as unassigned surplus.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

        Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

        Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Through out the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

        Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

    Revenue Recognition: Direct written premium contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $29,300 and $8,146, respectively, net of non-admitted premium balances of $3,256 and $905, respectively.

    Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts--Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

    In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

    For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to the Insured the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

    Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

    Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

    Deposit Accounting: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting - An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

    As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

    Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

    Commissions and Underwriting Expenses: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

    Reserves for Losses and LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

    The Company discounts its loss reserves on workers' compensation claims.

    The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. At
    December 31,

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    2005 and 2004, the reserves for losses (net of reinsurance) subject to tabular discounting were $2,135,010 and $1,423,684, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $194,527 and $151,671, respectively, all of which were applied to the Company's case reserves.

    As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

    . For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

    . For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

    At December 31, 2005 and 2004, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $3,420,746 and $1,272,013, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 was applied to case reserves and IBNR, respectively. As of December 31, 2004, the Company's non-tabular discount amounted to $191,239, all of which was applied to the Company's case reserves.

    Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

    Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

    Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

    Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

    Non-Admitted Assets: Certain assets, principally electronic data processing
    (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to unassigned surplus. EDP equipment is depreciated over five years using the straight line method. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $25,983 and $18,008, respectively.

    Reclassifications: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 2 - Accounting Adjustments to Statutory Basis Financial Statements

A.  Accounting Adjustments to 2005 Statutory Basis Financial Statements

    During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $205,585. In accordance with SSAP No. 3, entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

   Capital and Surplus, as of December 31, 2004.................. $7,376,821

   Adjustments to Beginning Capital and Surplus:

      1. Asset realization.......................................   (242,195)
      2. Revenue recognition.....................................    (68,690)
                                                                  ----------
             Total Adjustments to Beginning Capital and
               Surplus, Before Federal Income Taxes..............   (310,885)

   Federal Income Taxes:

          Current federal income taxes...........................     23,551
          Deferred income taxes..................................     81,749
                                                                  ----------
             Total Adjustments to Beginning Capital and
               Surplus, After Federal Income Taxes...............   (205,585)
                                                                  ----------
   Capital and Surplus, as of January 1, 2005                     $7,171,236
                                                                  ==========

    An explanation for each of the adjustments for prior period corrections is described below:

    1. Asset Realization: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

    2. Revenue Recognition: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

B.  Accounting Adjustments to 2004 Statutory Basis Financial Statements

    As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

    An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under SSAP
    No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $545,684) to its 2003 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2004.

    A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

    Capital and Surplus, as of December 31, 2003................ $6,899,256

    Adjustments to beginning capital and surplus:

    1. Risk Transfer (Union Excess, Richmond and other).........   (455,383)
    2. Coventry.................................................    (16,817)
    3. In-Substance Defeasance..................................     19,500
    4. Loss Reserves............................................    (79,040)
    5. DBG Analysis.............................................    (56,278)
    6. Other Adjustments........................................     42,334
                                                                 ----------
    Total Adjustments to Beginning Capital and Surplus             (545,684)
                                                                 ----------
    Capital and Surplus, as of January 1, 2004                   $6,353,572
                                                                 ==========

    The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

    An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

    1. Risk Transfer (Union Excess, Richmond and other): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a
        Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    2. Coventry: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company determined, in light of new information not available at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements.

    3. In-Substance Defeasance: The Company entered into a funding agreement and related interest rate swap. These contracts were intended to be entered into by American International Specialty Lines Insurance Company (AISLIC) to economically hedge a corresponding AISLIC contract. The Company has since assigned the intercompany funding agreement and novated the interest rate swap to AISLIC as if in each case the contracts had been entered into by AISLIC at inception.

    4. Loss Reserves: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

    5. Domestic Brokerage Group (DBG) Analysis: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

    6. Other Adjustments: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 3 - Investments

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                 Gross      Gross       NAIC *
                                                    Amortized  Unrealized Unrealized   Market
                                                      Cost       Gains      Losses      Value
                                                   ----------- ---------- ---------- -----------
As of December 31, 2005

   U.S. governments............................... $    29,928  $    960   $    39   $    30,849
   All other governments..........................     649,321    10,352     8,611       651,062
   States, territories and possessions............   1,835,166    44,713     4,654     1,875,225
   Political subdivisions of states, territories
     and possessions..............................   2,643,663    60,523     2,539     2,701,647
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   5,212,354   119,179     7,282     5,324,251
   Public utilities...............................      54,429       954       633        54,750
   Industrial and miscellaneous...................     381,458    18,070     9,014       390,514
                                                   -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2005....... $10,806,319  $254,751   $32,772   $11,028,298
                                                   ===========  ========   =======   ===========
As of December 31, 2004

   U.S. governments............................... $    45,062  $  1,117   $   144   $    46,035
   All other governments..........................     465,565    17,831       260       483,136
   States, territories and possessions............   2,097,759    58,903     4,204     2,152,458
   Political subdivisions of states, territories
     and possessions..............................   1,933,929    56,880       555     1,990,254
   Special revenue and special assessment
     obligation and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   4,300,455   131,102     2,836     4,428,721
   Public utilities...............................      10,515     1,205        --        11,720
   Industrial and miscellaneous...................     452,170     6,795       716       458,249
                                                   -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2004....... $ 9,305,455  $273,833   $ 8,715   $ 9,570,573
                                                   ===========  ========   =======   ===========

As of December 31, 2005 and 2004, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $11,030,435 and $9,673,296, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

As of December 31,                                      2005                    2004
------------------                            ------------------------ -----------------------
                                               Amortized     NAIC *    Amortized     NAIC *
                                                 Cost     Market Value   Cost     Market Value
                                              ----------- ------------ ---------- ------------
Due in one year or less...................... $    86,639 $    87,166  $   29,408  $   37,302
Due after one year through five years........     546,495     565,421     507,375     519,338
Due after five years through ten years.......   8,122,058   8,259,989   1,447,668   1,482,452
Due after ten years..........................   1,813,491   1,877,322   7,083,325   7,293,798
Mortgaged-backed securities..................     237,636     238,400     237,679     237,683
                                              ----------- -----------  ----------  ----------
   Total Bonds............................... $10,806,319 $11,028,298  $9,305,455  $9,570,573
                                              =========== ===========  ==========  ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds were $2,114,173 and $2,126,400, respectively. During 2005 and 2004, the Company realized gross gains of $52,643 and $18,767, respectively and gross losses of $21,356 and $19,712, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $585,696 and $501,264, respectively. Gross gains of $43,085 and $57,845 and gross losses of $8,592 and $7,161 were realized on those sales in 2005 and 2004, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The amortized cost and market values of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                     December 31, 2005                           December 31, 2004
                        ------------------------------------------- -------------------------------------------
                                     Gross      Gross      NAIC *                Gross      Gross      NAIC *
                        Amortized  Unrealized Unrealized  Market    Amortized  Unrealized Unrealized  Market
                          Cost       Gains      Losses     Value      Cost       Gains      Losses     Value
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated.......... $2,168,153 $3,730,014  $127,265  $5,770,902 $2,133,267 $3,137,924  $179,416  $5,091,775
   Non-affiliated......    591,892    101,725    18,543     675,074    602,818    188,730    13,355     778,193
                        ---------- ----------  --------  ---------- ---------- ----------  --------  ----------
       Total........... $2,760,045 $3,831,739  $145,808  $6,445,976 $2,736,085 $3,326,654  $192,771  $5,869,968
                        ========== ==========  ========  ========== ========== ==========  ========  ==========

Preferred Stocks:

   Affiliated.......... $2,100,000 $       --  $     --  $2,100,000 $2,250,000 $       --  $     --  $2,250,000
   Non-affiliated......     10,012        386       248      10,150      9,718        311  $    159       9,870
                        ---------- ----------  --------  ---------- ---------- ----------  --------  ----------
       Total........... $2,110,012 $      386  $    248  $2,110,150 $2,259,718 $      311  $    159  $2,259,870
                        ========== ==========  ========  ========== ========== ==========  ========  ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(44,341) and $(729), respectively.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                            Greater than 12
                                                     12 Months or Less          Months                 Total
                                                   --------------------- --------------------- ---------------------
                                                              Unrealized            Unrealized            Unrealized
Description of Securities                          Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                          ---------- ---------- ---------- ---------- ---------- ----------
As of December 31, 2005:

   U. S. Governments.............................. $    5,333  $     39   $     --   $     --  $    5,333  $     39
   All Other Governments..........................    268,895     4,240    124,919      4,371     393,814     8,611
   States, territories and possessions............    378,022     3,069     31,115      1,585     409,137     4,654
   Political subdivisions of states, territories
     and possessions..............................    387,574     2,539         --         --     387,574     2,539
   Special revenue................................    812,359     6,842     12,251        440     824,610     7,282
   Public utilities...............................     47,746       633         --         --      47,746       633
   Industrial and miscellaneous...................    113,404     4,603      5,753      4,411     119,157     9,014
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds....................................  2,013,333    21,965    174,038     10,807   2,187,371    32,772
                                                   ----------  --------   --------   --------  ----------  --------
   Common Stock...................................    287,947    20,822    366,178    124,986     654,125   145,808
   Preferred Stock................................         --        --        751        248         751       248
                                                   ----------  --------   --------   --------  ----------  --------
   Total Stocks...................................    287,947    20,822    366,929    125,234     654,876   146,056
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds and Stocks......................... $2,301,280  $ 42,787   $540,967   $136,041  $2,842,247  $178,828
                                                   ==========  ========   ========   ========  ==========  ========
As of December 31, 2004:

   U. S. Governments.............................. $    2,400  $    144   $     --   $     --  $    2,400  $    144
   All Other Governments..........................    121,010       260         --         --     121,010       260
   States, territories and possessions............    170,120       982    285,409      3,222     455,529     4,204
   Political subdivisions of states, territories
     and possessions..............................    174,418       555         --         --     174,418       555
   Special revenue................................    365,583     2,110     22,410        726     387,993     2,836
   Public utilities...............................         --        --         --         --          --        --
   Industrial and miscellaneous...................     72,522       601     10,524        115      83,046       716
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds....................................    906,053     4,652    318,343      4,063   1,224,396     8,715
                                                   ----------  --------   --------   --------  ----------  --------
   Common Stock...................................    331,234   192,771         --         --     331,234   192,771
   Preferred Stock................................         --        --        811        159         811       159
                                                   ----------  --------   --------   --------  ----------  --------
   Total Stocks...................................    331,234   192,771        811        159     332,045   192,930
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds and Stocks......................... $1,237,287  $197,423   $319,154   $  4,222  $1,556,441  $201,645
                                                   ==========  ========   ========   ========  ==========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $2,652 and $702, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $0 and $7,726, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

         For the Years Ended December 31,               2005    2004
         --------------------------------              ------- -------
         Marlwood..................................... $    -- $ 8,877
         Odyssey Invest...............................      --   1,914
         Advance Technology Venture...................      --   1,045
         DLJ Merchant Banking Partners................   2,923      --
         Castleriggs Partners.........................   2,412      --
         Healthcare Partners III......................   1,491      --
         Sandler Capital IV...........................   1,353      --
         RCBA Strategic Partners......................   1,242      --
         Polyventures II..............................   1,184      --
         Items less than $1.0 million.................     661     754
                                                       ------- -------
            Total..................................... $11,266 $12,590
                                                       ======= =======

As of December 31, 2005 and 2004, securities with a market value of $81,453 and $41,888, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Securities carried at amortized cost of $1,499,498 and $1,248,472 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

During 2005 and 2004, included in Net investment income earned were investment expenses of $6,226 and $6,053, respectively, and interest expense of $88,991 and $61,398, respectively.

Note 4 - Reserves for Losses and LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                          2005         2004
                                                      -----------  -----------
 Reserves for Losses and LAE, as of Beginning of the
   Period............................................ $ 9,811,368  $ 6,686,734

 Adjustments for prior period corrections............    (174,946)     908,324
 Incurred losses and LAE related to:
    Current accident year............................   5,005,099    4,808,892
    Prior accident years.............................   1,340,860      889,702
                                                      -----------  -----------
        Total Incurred Losses and LAE................   6,345,959    5,698,594
                                                      -----------  -----------
 Paid losses and LAE related to:
    Current accident year............................  (1,274,795)    (930,546)
    Prior accident years.............................  (2,921,286)  (2,551,738)
                                                      -----------  -----------
        Total Paid Losses and LAE....................  (4,196,081)  (3,482,284)
                                                      -----------  -----------
 Reserves for Losses and LAE, as of December 31,      $11,786,300  $ 9,811,368
                                                      ===========  ===========

During the 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,340,860 and $889,702, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures at year-end 2005 (see Note 12.B for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,497 and $170,076, respectively.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,743,937 and $6,341,900, respectively (exclusive of intercompany pooling).

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 5 - Related Party Transactions

A.  National Union Intercompany Pooling Agreement

    The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company their percentage share of the pooled business.

    In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

    A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                   NAIC Co. Participation
     Member Company                                  Code      Percent
     --------------                                -------- -------------
     National Union Fire Insurance Company of
       Pittsburgh, PA.............................  19445            38.0%
     American Home Assurance Company..............  19380            36.0%
     Commerce and Industry Insurance Company......  19410            10.0%
     New Hampshire Insurance Company..............  23481             5.0%
     The Insurance Company of the State of
       Pennsylvania...............................  19429             5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania...............................  19402             5.0%
     AIU Insurance Company........................  19399             1.0%
     American International Pacific Insurance
       Company....................................  23795             0.0%
     American International South Insurance
       Company....................................  40258             0.0%
     Granite State Insurance Company..............  23809             0.0%
     Illinois National Insurance Company..........  23817             0.0%

B.  American International Underwriters Overseas Association Pooling Arrangement

    AIG formed American International Underwriters Overseas Association (AIUOA), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                   NAIC Co. Participation
     Member Company                                  Code      Percent
     --------------                                -------- -------------
     American International Underwriters
       Overseas, Limited..........................     --            67.0%
     New Hampshire Insurance Company (NHIC).......  23481            12.0%
     National Union Fire Insurance Company of
       Pittsburgh, PA.............................  19445            11.0%
     American Home Assurance Company (AHAC).......  19380            10.0%

    In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

    At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $613,711 and $530,063, respectively, gross of $957,256 and $623,392, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

    Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $241,997.

C.  Guarantee Arrangements

    The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

    The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

    The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

As of December 31, 2005

                                                     Guarantee  Policyholder  Invested   Estimated  Policyholders'
Guaranteed Company                                    Issued    Obligations    Assets      Loss        Surplus
------------------                                   ---------- ------------ ----------- --------- --------------
New Hampshire Indemnity Company, Inc................ 12/15/1997 $   156,315  $   279,068 $      -- $       99,675
Audubon Insurance Company...........................  11/5/1997     171,796       66,379        --         62,051
Landmark Insurance Company (California).............   3/2/1998      81,202      222,233        --         98,347
Starr Excess Liability Insurance Company, Ltd.......  7/29/1998     320,268    2,250,828        --        714,201
Starr Excess Liability Insurance International
  Limited...........................................  5/28/1998   2,060,866      454,066        --        203,015*
American International Insurance Company of PR......  11/5/1997     265,170      179,584        --        122,858*
AHICO First American-Hungarian Insurance Company....  9/15/1998       9,475       16,902        --      3,458,736*
AIG Europe (Ireland) Ltd............................ 12/15/1997     531,701      367,461        --        154,614*
AIG Global Trade and Political Risk.................  11/5/1997         615      417,860        --        162,650*
AIG Poland Insurance Company........................  9/15/1998      24,906       30,296        --         26,689*
AIG Russia Insurance Company ZAO....................  9/15/1998         n/a          n/a        --            n/a
AIG Slovakia Insurance Company A. S................. 12/23/1998       5,116        3,832        --          3,359*
First American Czech Insurance Company, Rt..........  9/15/1998         n/a          n/a        --            n/a
La Meridional Compania Argentina de Seguros S.A.....   1/6/1998      88,497       62,962        --         64,961*
AIG Romania Insurance Company (w/d 2/13/03)......... 12/23/1998      13,705       19,345        --          5,285*
AIG Ukraine Insurance Company (w/d 2/13/03).........  10/1/2000       1,941        9,075        --            798*
AIG Bulgaria Ins and Reinsurance Co (w/d 2/13/03)... 12/31/1998       4,633        7,647        --          4,291*
AIG Life Insurance Company(+).......................  7/13/1998   8,469,700    9,247,410        --        702,511**
American International Assurance Co (Bermuda) Ltd...  8/23/1999   7,466,172    9,552,342        --      1,346,926
American International Life Assurance Company of N
  Y(+)..............................................  7/13/1998   7,219,889    7,915,072        --        696,304
                                                                -----------  ----------- --------- --------------
Total Guarantees....................................            $26,891,967  $31,102,362 $      -- $    7,927,271
                                                                ===========  =========== ========= ==============

--------
(+) The guaranteed company is backed by a support agreeement issued by AIG. (*) Policyholders' surplus is based on local GAAP financial statements. (**) Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).
(n/a)Not Available

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

D.  Investments in Affiliates

    As of December 31, 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                          Equity at
                                                    Ownership    Cost    December 31,  Change in
Affiliated Investment                                Percent     2005        2005     Equity 2005
---------------------                               --------- ---------- ------------ -----------
Preferred Stocks:

AIG Life Insurance Company.........................   100.0%  $  100,000  $  100,000   $     --
AIG Capital Corporation............................   100.0%   2,000,000   2,000,000         --
                                                              ----------  ----------   --------
   Total Preferred Stocks - Affiliates.............            2,100,000   2,100,000         --
                                                              ----------  ----------   --------
Common stocks:

International Lease Finance Corporation............    32.8%     793,240   2,000,248     65,177
Lexington Insurance Company........................    70.0%     257,973   1,795,395    228,474
United Guaranty Corporation........................    45.9%      74,893     272,619        (91)
AIU Insurance Company..............................    32.0%      40,000     348,853    159,879
American International Specialty Lines Insurance
  Company..........................................    70.0%     109,497     268,454    (12,344)
Starr Excess Liability Insurance Company Ltd.......   100.0%     385,454     714,201    133,184
Pine Street Real Estate Holding Corp...............    22.1%       3,139      14,964          3
21st Century Insurance Group.......................    33.1%     467,720     346,106     55,189
American International Realty, Inc.................    22.1%      20,736      17,769     (1,355)
Eastgreen, Inc.....................................     9.4%       8,976       9,768        249
AIG Lodging Opportunities, Inc.....................   100.0%       3,026         342     (2,779)
National Union Fire Ins. Company of Vt.............   100.0%       1,000      18,522     18,522
National Union Fire Ins. Company of La.............   100.0%       2,500       6,054        135
                                                              ----------  ----------   --------
   Total Common Stocks - Affiliates................            2,168,154   5,813,295    644,243
                                                              ----------  ----------   --------
Total Common and Preferred Stock - Affiliates......           $4,268,154  $7,913,295   $644,243
                                                              ==========  ==========   ========

    The Company has ownership interests in certain affiliated real estate holding companies.

    The remaining equity interest in these investments, except for 21/st/ Century Insurance Group, is owned by other affiliated companies, which are wholly owned by the Parent.

    From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $548,880.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

E.  Other Related Party Transactions

    The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies* that exceeded half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                                        Assets Received by   Assets Transferred by
                                                            the Company           the Company
                                                       --------------------- ---------------------
                             Explantion of   Name of   Statement             Statement
Date of Transaction           Transaction  Affiliate *   Value   Description   Value   Description
-------------------          ------------- ----------- --------- ----------- --------- -----------
Year Ended December 31, 2005

   3/3/2005.................   Dividend        AIG     $     --      --      $ 49,227     Cash
   6/3/2005.................   Dividend        AIG     $     --      --      $ 59,870     Cash
   9/3/2005.................   Dividend        AIG     $     --      --      $ 37,880     Cash
   3/3/2005.................   Dividend    ILFC /AIGCC $ 28,867     Cash     $     --      --
   6/3/2005.................   Dividend    ILFC /AIGCC $ 28,164     Cash     $     --      --
   9/3/2005.................   Dividend    ILFC /AIGCC $ 28,164     Cash     $     --      --
   12/3/2005................   Dividend    ILFC /AIGCC $ 29,949     Cash     $     --      --

Year Ended December 31, 2004

   3/3/2004.................   Dividend        AIG     $     --      --      $ 48,348     Cash
   6/3/2004.................   Dividend        AIG     $     --      --      $ 59,519     Cash
   9/3/2004.................   Dividend        AIG     $     --      --      $ 48,875     Cash
   12/3/2004................   Dividend        AIG     $     --      --      $ 49,578     Cash
   12/17/2004...............  Purch Bonds      UGC     $284,635     Bonds    $284,635     Cash
   3/3/2004.................   Dividend    ILFC /AIGCC $ 27,636     Cash     $     --      --
   6/3/2004.................   Dividend    ILFC /AIGCC $ 27,812     Cash     $     --      --
   9/3/2004.................   Dividend    ILFC /AIGCC $ 27,812     Cash     $     --      --
   12/3/2004................   Dividend    ILFC /AIGCC $ 28,867     Cash     $     --      --

--------
* International Lease Finance Corporation (ILFC); AIG Capital Corporation (AIGCC); United Guaranty Corporation (UGC).

    The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess and Richmond are treated as affiliated.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

    In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp. and AIG Global Trust Services, Limited, AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively. In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

    For the Years Ended December 31,                         2005     2004
    --------------------------------                       -------- --------
    AIG Technology, Inc.(+)............................... $ 28,183 $ 25,778
    AIG Global Investment Corporation.....................    5,188    4,241
    AIG Global Trust Services, Limited....................      143      229
    AI Recovery, Inc......................................    3,772    3,274
    AIG Domestic Claims, Inc..............................  112,960  120,687
                                                           -------- --------
    Total                                                  $150,246 $154,209
                                                           ======== ========
--------
(+) Formerly AIG Data Center, Inc.

    As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $19,369 and $109,446, respectively.

    Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $763,168 and $630,958, respectively.

    During 2005 and 2004, the Company sold $202,251 and $227,539, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,627 and $2,992, respectively, related to these transactions.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

    As of December 31,                                     2005      2004
    ------------------                                   -------- ----------
    Balances with pool member companies................. $403,833 $  709,843
    Balances with less than 0.5% of admitted assets.....  483,156    481,022
                                                         -------- ----------
    Payable to Parent, Subsidiaries and Affiliates...... $886,989 $1,190,865
                                                         ======== ==========
    AIG................................................. $199,830 $       --
    American Home Canada................................  156,575    156,575
    Balances with pool member companies.................  236,379    112,507
    Balances with less than 0.5% of admitted assets.....  234,105    302,269
                                                         -------- ----------
    Receivable from Parent, Subsidiaries
     and Affiliates..................................... $826,889 $  571,351
                                                         ======== ==========

Note 6 -Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                         2005                    2004
 For the Years Ended            ----------------------- -----------------------
 December 31,                     Written     Earned      Written     Earned
 -------------------            ----------- ----------- ----------- -----------
 Direct Premiums............... $ 5,588,284 $ 5,838,904 $ 6,361,956 $ 6,291,282
 Reinsurance premiums assumed:
    Affiliates.................  22,153,164  21,595,324  21,103,816  19,703,510
    Non-affiliates.............     494,482     548,499     502,326     533,280
                                ----------- ----------- ----------- -----------
 Gross Premiums                  28,235,930  27,982,727  27,968,098  26,528,072

 Reinsurance premiums ceded:
    Affiliates.................  19,860,111  19,676,550  19,544,479  18,386,791
    Non-affiliates.............   1,288,840   1,270,214   1,394,320   1,548,619
                                ----------- ----------- ----------- -----------
    Net Premiums............... $ 7,086,979 $ 7,035,963 $ 7,029,299 $ 6,592,662
                                =========== =========== =========== ===========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      Assumed Reinsurance     Ceded Reinsurance            Net
                     ---------------------- --------------------- ---------------------
                      Unearned               Unearned
                       Premium   Commission   Premium  Commission  Premium   Commission
                      Reserves     Equity    Reserves    Equity    Reserves    Equity
                     ----------- ---------- ---------- ---------- ---------- ----------
December 31, 2005

   Affiliated....... $10,662,670 $1,218,460 $9,437,660 $1,100,419 $1,225,010  $118,041
   Non Affiliated...     891,932    101,924    507,060     59,123 $  384,872  $ 42,801
                     ----------- ---------- ---------- ---------- ----------  --------
   Totals........... $11,554,602 $1,320,384 $9,944,720 $1,159,542 $1,609,882  $160,842
                     =========== ========== ========== ========== ==========  ========
December 31, 2004

   Affiliated....... $ 9,810,548 $1,168,029 $9,095,231 $1,058,103 $  715,317  $109,926
   Non Affiliated...     945,951    112,624    488,434     56,823    457,517    55,801
                     ----------- ---------- ---------- ---------- ----------  --------
   Totals........... $10,756,499 $1,280,653 $9,583,665 $1,114,926 $1,172,834  $165,727
                     =========== ========== ========== ========== ==========  ========

As of December 31, 2005 and 2004, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                       Unearned  Paid Losses Reserves for
                                       Premium       and      Losses and
                                       Reserves      LAE         LAE
                                      ---------- ----------- ------------
       December 31, 2005

          Affiliates................. $9,437,660  $ 97,076   $36,164,744
          Non-Affiliates.............    507,060   322,835     3,728,454
                                      ----------  --------   -----------
          Total...................... $9,944,720  $419,911   $39,893,198
                                      ==========  ========   ===========
       December 31, 2004

          Affiliates................. $9,095,231  $ (5,225)  $29,697,663
          Non-Affiliates.............    488,434   264,218     2,999,793
                                      ----------  --------   -----------
          Total...................... $9,583,665  $258,993   $32,697,456
                                      ==========  ========   ===========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its capital and surplus is set forth in the table below:

 As of December 31, 2005
 -----------------------
                                                          NAIC Co.
 Reinsurer                                                  Code     Amount
 ---------                                                -------- -----------
 Affilliates:
    American Home Assurance Company......................  19380   $24,242,369
    Commerce and Industry Insurance Company..............  19410     6,618,032
    Insurance Company of the State of Pennsylvania.......  19429     3,366,695
    New Hampshire Insurance Company......................  23841     3,350,984
    Birmingham Fire Insurance Company of Pennsylvania....  19402     3,318,439
    AIU Insurance Company................................  19399       812,461
    American International Insurance Company.............  32220       512,797
    Transatlantic Reinsurance Company....................  19453       288,819
    National Union Fire Company of Pittsburgh,
      Pennsylvania.......................................  19445       266,849
    American International Underwriters Overseas, Ltd....     --       222,538
    New Hampshire Indemnity Company......................  23833       153,724
    AIG Global Trade And Political Risk Ins Company......  10651       133,127
    United Guaranty Insurance Company....................  11715        49,313
    Transatlantic Reinsurance Company....................     --        27,276
    Landmark Insurance Company...........................  35637         9,688
    Audubon Insurance Company............................  19933         6,111
    Starr Excess Liability Insurance Company, Ltd........  10932         4,779
    Hartford Steam Boiler Inspection And Insurance Co....  11452         4,290
    Euroguard Insurance Company, Limited.................     --         3,807
    Illinois National Insurance Company..................  23817         3,667
    National Union Fire Ins Company of Vermont...........     --         3,216
    AIU Insurance Company (Japan)........................     --         2,917
    American International Life Assurance Co. of NY (US).  60607         2,709
    Granite State Insurance Company......................  23809         2,547
    Ascot Syndicate Lloyds 1414..........................     --         2,230
    American General Life Ins Co.........................  60488         2,091
    Arabian American Insurance Co. Ltd...................     --         1,059
    First American Polish Ins Co.........................     --         1,040
    Other affiliates less than $1.0 million..............     --        35,535
                                                                   -----------
        Total Affiliates.................................           43,449,109
                                                                   -----------
 Non-Affilliates:
    Lloyd's Syndicates...................................     --       387,270
                                                                   -----------
        Total Non Affiliates.............................              387,270
                                                                   -----------
 Total Affiliates and Non Affiliates.....................          $43,836,379
                                                                   ===========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

During 2005 and 2004, the Company reported in its Statements of Income $45,537 and $65,363, respectively, of statutory underwriting losses, which were comprised of premiums earned of ($1,805) and ($8,777), respectively, less losses incurred of $43,732 and $56,586, respectively, as a result of commutations with the following reinsurers:

            Company                                  2005    2004
            -------                                 ------- -------
            SCOR Reinsurance Company............... $44,800 $22,458
            General Re Corp........................      --  16,984
            Converium Reins........................      --   7,947
            AXA Albingia...........................      --   6,161
            CX Reinsurance.........................      --   4,511
            AXA Corporate Solutions................      --   3,668
            National Indemnity Co..................      --   2,819
            Other reinsurers less than $1.0 million     737     815
                                                    ------- -------
            Total.................................. $45,537 $65,363
                                                    ======= =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $149,456 and $80,435, respectively.

During 2005, the Company had written off reinsurance recoverable balances of $68,909.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 7 - Retroactive Reinsurance

As of December 31, 2005, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves............................... $ 228,366  $478,934
       Adjustments - prior year(s)....................  (187,916)  (23,011)
       Adjustments - current year.....................     7,160   (12,417)
                                                       ---------  --------
       Balance as of December 31, 2005................    47,610  $443,506
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)..................................     3,391   344,068
       Current year...................................     9,499    30,781
                                                       ---------  --------
       Total Recovered as of December 31, 2005........    12,890  $374,849
                                                       ---------  --------
       Carried Reserves as of December 31, 2005....... $  34,720  $ 68,657
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves............................... $ 212,797  $291,794
       Adjustments - prior year(s)....................  (190,000)  (19,040)
       Adjustments - current year.....................        --      (876)
                                                       ---------  --------
       Total Paid as of December 31, 2005............. $  22,797  $271,878
                                                       =========  ========
    Special Surplus from Retroactive Reinsurance:
       Initial surplus gain or loss realized.......... $      --  $ 50,201
       Adjustments - prior year(s)....................        --    35,909
       Adjustments - current year.....................        --   (14,220)
                                                       ---------  --------
       Balance as of December 31, 2005................ $      --  $ 71,890
                                                       =========  ========
    Cumulative Funds Transferred to Unassigned
      Surplus as of December 31, 2005................. $      --  $  6,628
                                                       =========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2005, is set forth in the table below:

       As of December 31, 2005
       -----------------------
       Reinsurer                                         Assumed  Ceded
       ---------                                         ------- -------
       American International Reins. Co................. $    -- $60,516
       American International Specialty
         Lines Insurance Company........................  16,760      --
       Guideone Mutual Ins Co...........................   9,648      --
       Commerce and Industry Insurance Company of Canada   7,280      --
       PEG Reinsurance Co...............................      --   1,473
       Upinsco Inc......................................      --   1,143
       Swiss Re America Corp............................      --   1,138
       All other reinsurers less than $1.0 million......   1,074   4,387
                                                         ------- -------
       Total............................................ $34,762 $68,657
                                                         ======= =======

Note 8 - Deposit Accounting Assets and Liabilities

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                                           2005                   2004
                                  ---------------------- ----------------------
                                   Deposit     Deposit    Deposit     Deposit
                                   Assets    Liabilities  Assets    Liabilities
                                  ---------- ----------- ---------- -----------
Direct........................... $       --  $ 59,922   $       --  $ 34,823
Assumed..........................         --   454,039           --   656,512
Ceded............................  1,410,584        --    1,729,756        --
                                  ----------  --------   ----------  --------
   Balance as of December 31,.... $1,410,584  $513,961   $1,729,756  $691,335
                                  ==========  ========   ==========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2005 and 2004/1/ is set forth in the table below:

                                                2005                    2004
                                       ----------------------  ----------------------
                                         Deposit     Deposit     Deposit     Deposit
                                         Assets    Liabilities   Assets    Liabilities
                                       ----------  ----------- ----------  -----------
Balance as of Beginning of Period..... $1,729,756   $ 691,335  $2,216,987   $789,132
   Deposit activity, including loss
     recoveries.......................   (471,268)   (212,605)   (459,259)   (88,858)
   Interest income or expense, net of
     amortization of margin...........     95,951      35,231     112,880     (8,939)
   Change in non-admitted asset
     portion..........................     56,145          --    (140,852)        --
                                       ----------   ---------  ----------   --------
Balance as of December 31,............ $1,410,584   $ 513,961  $1,729,756   $691,335
                                       ==========   =========  ==========   ========

During 2005 the Company received consideration of $79,279 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transaction with Union Excess, amounted to $ 1,258,466. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in a $3,944 loss.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets are due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

--------
/1/ The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The components of the Company's net deferred tax assets / liabilities at December 31, 2005 and 2004 are as follows:

      As of December 31,                               2005        2004
      ------------------                            ----------  ---------
      Gross deferred tax assets.................... $1,044,743  $ 870,158
      Gross deferred tax liabilities...............   (484,906)  (425,130)
      Non-admitted deferred tax assets in
        accordance with SSAP No.10 entitled Income
        Taxes......................................   (173,931)   (65,196)
                                                    ----------  ---------
      Net Deferred Tax Assets Admitted............. $  385,906  $ 379,842
                                                    ==========  =========
      Change in Deferred Tax Assets Non-admitted... $ (108,735) $  65,196
                                                    ==========  =========

During 2005 and 2004, the Company's current federal income tax expense
  (benefit) was comprised of the following:

         For the Years Ended December 31,              2005      2004
         --------------------------------           ---------  --------
         Income tax expense (benefit) on net
           underwriting and net investment income.. $(106,539) $ 65,519 Federal income tax adjustment - prior
           years...................................    (1,377)   35,628
                                                    ---------  --------
         Current Income Tax Expense (Benefit)...... $(107,916) $101,147
                                                    =========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, along with the changes in deferred income taxes for 2004, is set forth in the table below:

   As of December 31,                          2005        2004      Change
   ------------------                       ----------  ---------  ---------
   Deferred Tax Assets

      Loss reserve discount................ $  506,988  $ 422,379  $  84,608
      Non-admitted assets..................    157,505    157,780       (275)
      Unearned premium reserve.............    300,386    289,999     10,387
      Other temporary difference...........     79,865         --     79,865
                                            ----------  ---------  ---------
          Gross Deferred Tax Assets........  1,044,743    870,158    174,585
      Non-admitted deferred tax assets.....   (173,931)   (65,196)  (108,735)
                                            ----------  ---------  ---------
          Admitted Deferred Tax Assets.....    870,812    804,962     65,850
                                            ----------  ---------  ---------
   Deferred Tax Liabilities

      Unrealized capital gains.............   (185,655)  (167,587)   (18,068)
      Other temporary differences..........   (299,251)  (257,543)   (41,708)
                                            ----------  ---------  ---------
      Gross Deferred Tax Liabilities.......   (484,906)  (425,130)   (59,776)
                                            ----------  ---------  ---------
          Net Admitted Deferred Tax
            Assets......................... $  385,906  $ 379,832  $   6,074
                                            ==========  =========  =========
      Gross deferred tax assets............ $1,044,743  $ 870,158  $ 174,585
      Gross deferred tax liabilities.......   (484,906)  (425,131)   (59,775)
                                            ----------  ---------  ---------
      Net Deferred Tax Assets.............. $  559,837  $ 445,027    114,810
                                            ==========  =========
      Income Tax effect of unrealized
        capital gains/(losses).............                           18,068
                                                                   ---------
      Change in Deferred Income Taxes......                        $ 132,877
                                                                   =========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                        Amount   Tax Effect
                                                      ---------  ----------
    Net income before federal income taxes........... $  48,062  $  16,822
    Book to tax adjustments:
       Tax exempt income and dividends received
         deduction...................................  (358,917)  (125,621)
       Intercompany dividends........................  (149,147)   (52,202)
       Federal income tax adjustment - prior year....        --     (1,377)
       Remediation adjustments.......................        --    (41,254)
       Foreign tax credits...........................        --    (15,200)
       Other.........................................     6,005      2,102
                                                      ---------  ---------
           Total Book to Tax Adjustments.............  (502,059)  (233,552)
                                                      ---------  ---------
    Total Federal Taxable Loss and Tax Benefit....... $(453,997) $(216,730)
                                                      =========  =========
    Current federal income tax (benefit).............            $(107,916)
    Income tax on net realized capital gains.........               24,064
    Change in net deferred income taxes..............             (132,878)
                                                                 ---------
    Total Federal Income Tax (Benefit)...............            $(216,730)
                                                                 =========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                     Current year.................. $    --
                     First preceding year.......... $89,858

The Company did not have any unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 10 - Pension Plans and Deferred Compensation Arrangements

A.   General

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan amounted to $6,900 and $10,400 for 2005 and 2004, respectively.

B.   Deferred Compensation Plan

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on Form 10-K. During 2005, the Parent allocated $2,298 of the total cost of these stock options and certain other deferred compensation programs to the Company.

C.   Postretirement Benefit Plans

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32, with a maximum $25 thereafter.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $179,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $200 and $100 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension and post retirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

         As of December 31,                          2005       2004
         ------------------                       ---------  ---------
            Discount rate........................   5.50%      5.75%
            Rate of compensation increase
              (average)..........................   4.25%      4.25%
            Measurement date..................... 12/31/2005 12/31/2004
            Medical cost trend rate..............    N/A        N/A

D.   Post-employment Benefits and Compensated Absences

     AIG provides certain benefits provided to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 11 - Capital and Surplus and Dividend Restrictions

A.   Capital and Surplus

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                                       2005       2004
                                                    ---------- ----------
      Common stock, par value...................... $    4,479 $    4,479
      Common stock in excess of par value..........  2,694,092  2,494,262
                                                    ---------- ----------
         Total Capital.............................  2,698,571  2,498,741
                                                    ---------- ----------
      Unassigned surplus...........................  5,349,702  4,791,970
      Special surplus from retroactive reinsurance
        arrangements...............................     71,890     86,110
                                                    ---------- ----------
         Total Surplus.............................  5,421,592  4,878,080
                                                    ---------- ----------
             Total Capital and Surplus............. $8,120,163 $7,376,821
                                                    ========== ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                                      2005        2004
                                                   ----------  ----------
     Unrealized gains and losses.................. $4,083,298  $3,367,546
     Non-admitted asset values.................... $ (648,626) $ (560,238)
     Provision for reinsurance.................... $ (201,761) $ (334,696)

B.   Risk-Based Capital Requirements

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

C.   Dividend Restrictions

     Under Pennsylvania law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted [on the basis of the greater of 10.0% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received) as of December 31, 2005, or 100.0% of the Company's net income for the year then ended] as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $622,016.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

Note 12 - Contingencies

A.   Legal Proceedings

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the
     DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. No amounts to be paid under the related settlement agreements will be charged to the Company, although the Company and certain affiliates will be required to adopt various business reforms.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $57,494 to cover any contingent liabilities arising from the potential underpayment of these premium taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information; (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies;
     (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States
     District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   Asbestos and Environmental Reserves

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

     A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross and net of reinsurance credits, is set forth below:

                                        Asbestos Losses    Environmental Losses
                                     --------------------  --------------------
                                        2005       2004      2005       2004
                                     ----------  --------  --------   --------
 Direct :

 Loss and LAE reserves, beginning
   of period........................ $  731,546  $272,012  $271,161   $196,300
    Incurred losses and LAE.........    517,176   535,892    66,554    117,838
    Calendar year paid losses and
      LAE...........................   (100,673)  (76,358)  (33,001)   (42,977)
                                     ----------  --------  --------   --------
 Loss and LAE reserves, As of
   December 31,..................... $1,148,049  $731,546  $304,714   $271,161
                                     ==========  ========  ========   ========
 Assumed:

 Loss and LAE reserves, beginning
   of period........................ $   95,171  $ 34,601  $  6,994   $  8,522
    Incurred losses and LAE.........     15,540    66,069       876       (587)
    Calendar year paid losses and
      LAE...........................     (7,901)   (5,499)     (944)      (941)
                                     ----------  --------  --------   --------
 Loss and LAE reserves, as of
   December 31,..................... $  102,810  $ 95,171  $  6,926   $  6,994
                                     ==========  ========  ========   ========
 Net of Reinsurance:

 Loss and LAE reserves, beginning
   of period........................ $  367,609  $108,999  $149,915   $ 85,324
    Incurred losses and LAE.........    220,900   291,003    17,322     87,348
    Calendar year paid losses and
      LAE...........................    (41,472)  (32,393)  (24,761)   (22,757)
                                     ----------  --------  --------   --------
 Loss and LAE Reserves, as of
   December 31,..................... $  547,037  $367,609  $142,476   $149,915
                                     ==========  ========  ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

C.   Other Contingencies

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005 the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $764,800 and $745,100, respectively.

     The Company has entered into a credit agreement with its Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $410,000. As of December 31, 2005, the Company had no outstanding loan balances due from its Parent related to this credit arrangement.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $422,500. The Company expects only a small portion of this additional capital will be called during 2006.

     The Company has committed to provide (Pounds)50,000 ($86,000) in capital to a Lloyd's Syndicate. The Company believes that the likelihood of a payment during 2006 is remote.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

Note 13 - Other Significant Matters

A.   September 11, 2001 Events

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

           As of December 31,                     2005       2004
           ------------------                  ---------  ---------
           Gross of reinsurance............... $ 473,083  $ 473,083
           Ceded reinsurance..................  (408,188)  (408,188)
                                               ---------  ---------
              Net of Reinsurance.............. $  64,895  $  64,895
                                               =========  =========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B.   Property Catastrophe Losses

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                          Loss Occurrence                                              Pre-tax Loss
Hurricane                     Period      Category           Area / Region               Exposure
---------                 --------------- -------- ----------------------------------  ------------
Katrina..................  August 2005       4     Louisiana / Central Gulf Coast        $193,522
Rita..................... September 2005     3     Southwestern Louisiana and Texas        50,551
Wilma....................  October 2005      3     Southern Florida                        65,967
                                                                                         --------
   Total.................                                                                $310,040
                                                                                         ========

C.   Other

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,900,000 and $3,369,400, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims was $350,900 and $387,600, respectively, of which $17,600 and $22,300, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $20 and $562, respectively, and were reported as Other Gains in the accompanying Statements of Income.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

     As of December 31,                                 2005       2004
     ------------------                              ---------  ---------
     Guaranty funds receivable or on deposit........ $  21,216  $  19,745
     Loss funds on deposit..........................    65,974     79,741
     Outstanding loss drafts - suspense accounts....   537,881    293,066
     Accrued recoverables...........................     7,157      6,294
     Other assets...................................   (27,064)    67,240
     Allowance for Doubtful Accounts................  (471,565)  (109,621)
                                                     ---------  ---------
        Total Other Admitted Assets................. $ 133,599  $ 356,465
                                                     =========  =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, As of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $471,565 and $109,621, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

Note 14 - Subsequent Events

In February 2006, the Company entered into a Capital Maintenance Agreement
(CMA) with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $199,830 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $199,830 with its Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Pennsylvania Insurance Department.

In addition, with approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables, at December 31, 2005, authorizing the withdrawal of up to $380,000. In addition, the calculation of the provision for reinsurance reflects the affects of cash collections from affiliates subsequent to December 31, 2005.

Note 15 - Policyholders' Surplus and Net Income Reconciliation

A reconciliation of policyholder's surplus as of December 31, 2005 and net income for the year ended, as previously reported in the Company's annual statements filed with regulatory authorities, and the amounts, as adjusted, reported in the accompanying statutory basis financial statements, is presented in the following table:

                                                        Policyholders'    Net
                                                           Surplus      Income
                                                        -------------- --------
As Reported in the 2005 Annual Statement Previously
  Filed................................................   $8,046,993   $ 58,744
   Adjustment to accruals and provisions, net of
     federal income tax................................       73,170     73,170
                                                          ----------   --------
As Reported in the Accompanying Statutory Basis
  Financial Statements.................................   $8,120,163   $131,914
                                                          ==========   ========

Certain expense accruals and provisions are calculated differently for GAAP basis financials and NAIC SAP basis financials. During the preparation of the annual statement, the Company did not properly eliminate or adjust the GAAP basis accruals and provisions when the NAIC SAP basis accruals and provisions were recorded. As a result, certain expenses were recorded twice.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements

                          December 31, 2005 and 2004
                                (000's Omitted)

Note 16 - Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report

AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the "Act"). The complaint seeks damages and penalties related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. Plaintiffs' complaint seeks to certify statewide plaintiff and defendant classes, and seeks various monetary damages and penalties, including injunctive relief. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants. The court has scheduled a class certification hearing that is currently set for October 12, 2006. While AIGDC believes that it has meritorious defenses to plaintiffs' claims, it cannot now estimate either the likelihood of its prevailing in these actions or the potential damages that it would face in the event that liability is ultimately determined. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

In the opinion of management, the Company's ultimate liability for the matter referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included herein, as indicated below, to this Registration Statement:

The statutory statements of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005 are included in Part B of this registration statement.

(b) Exhibits

(1) Certificate of Resolution for American International Life    1
    Assurance Company of New York dated June 5,1986, authorizing the issuance and sale of variable and fixed annuity contracts.

(2) N/A

(3) (a) Principal Underwriter's Agreement between American       1
        International Life Assurance Company of New York and
        American International Fund Distributors, dated August
        1, 1988;

    (b) Broker/Dealer Agreement between American International   1
        Life Assurance Company of New York and American
        International Fund Distributors, dated August 1, 1988;

    (c) Selling Agreement between American International Life    1
        Assurance Company of New York, AIG Life Insurance
        Company and AIG Equity Sales Corporation, dated October
        1998

    (d) Distribution Agreement between American International    1
        Life Assurance Company of New York, AIG Life Insurance
        Company and Alliance Fund Distributors, dated June 11,
        1991;

    (e) Buy Sell Agreement between American International Life   2
        Assurance Company of New York and Morgan Stanley
        Universal Funds, Inc., Morgan Stanley Asset Management,
        Inc., Miller Anderson & Sherrerd, dated May 15, 1998

    (f) Buy Sell Agreement between American International Life   2
        Assurance Company of New York and The Vanguard Group,
        Inc. dated December 27, 2001

    (g) Form of Buy Sell Agreement between American              6
        International Life Assurance Company of New York and
        Alliance Global Investor Services, Inc. dated February,
        2002

    (h) Form of Buy Sell Agreement between American              6
        International Life Assurance Company of New York and
        American Funds Distributors, Inc. dated February, 2002

    (i) Form of Buy Sell Agreement between American              6
        International Life Assurance Company of New York and
        Franklin Templeton Funds dated February, 2002

    (j) Form of Buy Sell Agreement between American              6
        International Life Assurance Company of New York and
        Liberty Funds Services, Inc. dated February, 2002

    (k) Form of Buy Sell Agreement between American              6
        International Life Assurance Company of New York and
        MFS Fund Distributors, Inc. dated February, 2002

    (l) Form of Buy Sell Agreement between American              6
        International Life Assurance Company of New York and
        Oppenheimer Funds Distributor, Inc. dated February, 2002

    (m) Form of Buy Sell Agreement between American              6
        International Life Assurance Company of New York and
        Putnam Retail management, L.P. dated February, 2002

(4) (a) Form of Individual Variable Annuity Single Purchase      1
        Payment Policy (45649 - 4/87)

    (b) Form of Individual Variable Annuity Policy (21VAN0896NY) 1

    (c) Form of Group Variable Annuity Policy (21GVAN897NY)      1

    (d) Form of Variable Annuity Certificate of Coverage         1
        (26GVAN897NY)

    (e) Form of Group Immediate Variable Annuity Contract        3
        (21GVIA1000)

    (f) Form of Individual Variable Annuity Policy (26GVIA1000) 3 and Certificate Schedule

    (g) Form of Group Variable Annuity Group Contract            4
        (21GVAN999)

    (h) Form of Variable Annuity Certificate of Coverage         4
        (26GVAN999NY)

    (i) Form of Immediate Variable Annuity Certificate of        2
        Coverage and Contract (26GVIA1000)

    (j) Form of Variable Annuity Certificate of Coverage and     5
        Contract (26GNSVAN800)

(5) (a) Form of Single Premium Variable Annuity application      1
        (52971 11/96)

    (b) Form of Group Variable Annuity application (24GVAN897)   1

(6) (a) By-Laws of American International Life Assurance         1
        Company of New York as amended on 3/25/75;

    (b) Certificate of Incorporation of American International   1
        Life Assurance Company of New York, dated March 5, 1962;

    (c) Certificate of Amendment of the Certificate of           1
        Incorporation of American International Life Assurance
        Company of New York, dated February 4, 1972;

    (d) Certificate of Amendment of the Certificate of           1
        Incorporation of American International Life Assurance
        Company of New York, dated January 18, 1985;

    (e) Certificate of Amendment of the Certificate of           1
        Incorporation of American International Life Assurance
        Company of New York, dated June 1, 1987;

    (f) Certificate of Amendment of the Certificate of           1
        Incorporation of American International Life Assurance
        Company of New York, dated March 22, 1989;

    (g) Certificate of Amendment of the Certificate of           1
        Incorporation of American International Life Assurance
        Company of New York, dated June 27, 1991

(7) Reinsurance Contract                                         Not Applicable

(8) Delaware Valley Financial Services, Inc. Administrative      1
    Agreement, appointing Delaware Valley FinancialServices,
    Inc. by AIG Life Insurance Company and American
    International Life Assurance Company of NewYork, dated
    October 1, 1986

(9)  (a) Opinion of Counsel and Consent of Depositor             3

     (b) Opinion of Counsel and Consent of Saul Ewing,           Filed Herewith
         Counsel to National Union Fire Insurance  Company of
         Pittsburgh, Pa

     (c) Opinion of Counsel and Consent of Sullivan &            Filed Herewith
         Cromwell LLP, Counsel to National Union  Fire
         Insurance Company of Pittsburgh, Pa

(10) Consent of Independent Registered Public Accounting Firm    Filed Herewith

(11) Financial Statements Omitted from Item 23                   Not Applicable

(12) Initial Capitalization Agreement                            Not Applicable

(13) Other

     (a)       Diagram and Listing of All Persons Directly or    7
               Indirectly Controlled by or Under Common Owner
               Control with American International Life
               Assurance Company of New York, the Depositor of
               Registrant

     (b)       Power of Attorney - with respect to               Filed Herewith
               Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance
               Company of Pittsburgh, Pa.

     (c)       Support Agreement of American International       Filed Herewith
               Group, Inc.

     (d)       General Guarantee Agreement by National Union     Filed Herewith
               Fire Insurance Company of Pittsburgh, Pa.
--------
1 Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170), filed on October 27, 1998.

2 Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) filed on December 28, 2001.

3 Incorporated by reference to Registrant's Registration Statement to N.4 (File No. 33-63412) filed on June 20, 2001.

4 Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63730) filed on June 25, 2001.

5 Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-67866) filed on August 17, 2001.

6 Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) filed on December 28, 2001.

7 Incorporated by reference to Form 10-K/A, Exhibit 21 filed by American International Group, parent of Registrant for the year ended December 31, 2005, SEC File No. 001-08787, Accession number 0000950123-06-007835, filed on June 19, 2006.

Item 25. Directors and Officers of the Depositor

(a) The officers and directors of AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK, Depositor, are listed below. The principal officers and directors of American International Life Assurance Company of New York, Depositor, are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

 NAME                        POSITION
 ----                        --------
 Rodney O. Martin Jr.        Director, Chairman of the Board of Directors

 Matthew E. Winter           Director, President and Chief Executive Officer

 M. Bernard Aidinoff (4)     Director

 David J. Dietz (3)          Director

 Marion E. Fager (7)         Director

 Patrick J. Foley (8)        Director

 Mary Jane Fortin            Director, Executive Vice President and Chief
                             Financial Officer

 Cecil C. Gamwell, III (9)   Director

 Jack R. Harnes (1)          Director

 David L. Herzog (1)         Director

 Richard A. Hollar (5)       Director

 John I. Howell (10)         Director

 Gary D. Reddick             Director, Executive Vice President and Chief
                             Administrative Officer

 Christopher J. Swift        Director

 James W. Weakley            Director

 Robert M. Beuerlein (6)     Senior Vice President

 Robert M. Goldbloom (1)     Senior Vice President

 Robert F. Herbert Jr. (6)   Senior Vice President, Treasurer and Comptroller

 Kyle L. Jennings            Senior Vice President

 Elizabeth Margaret Tuck (1) Secretary
--------
(1)  BusinessAddress is 70 Pine Street, New York, New York 10270.

(2)  Business Address is 80 Pine Street, New York, New York 10005.

(3)  Business Address is 830 Third Avenue, New York, New York 10022.

(4)  Business Address is 125 Broad Street, New York, New York 10004.

(5)  Business Address is 750 West Virginia Street, Milwaukee, Wisconsin 53204.

(6)  Business Address is 2727-A Allen Parkway, Houston, Texas 77019.

(7)  Business Address is 5608 N. Water Bury Rd. Des Moines, IA 50312.

(8)  Business Address is 569 N. Country Club Dr. Lake Worth, FL 33462.

(9)  Business Address is 419 W. Beach Rd. Charleston, RI 02813.

(10) Business Address is Indian Rock Corp. 263 Glenville Rd., 2nd Floor Greenwich, CT 06831.

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of AIG Life Insurance Company (Depositor). Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG Life Insurance Company, a Delaware corporation, is owned 78.9% by American International Group, Inc. The remaining 21.1% is owned by Commerce & Industry Insurance Company, a New York corporation. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835, filed June 19, 2006.

Item 27. Number of Contract Owners

As of July 1, 2006, the total number of Gallery, Paradigm, Profile (Flexible Premium), Profile (Single Premium) and Trilogy contracts funded by Variable Account A was 1,249 of which 487 were qualified contracts and 762 were non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard or conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b)The following information is provided for each director and officer of the principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   --------------------------------------
Walter R. Josiah                       Director and President

Kevin Clowe
                                       Director and Vice President

Peter C. Adamczyk
                                       Director

Helen Stefanis
                                       Director

Brian G. Dooley
                                       Director and Financial Operations
                                       Principal

Jeffrey Hayward
                                       Compliance Director

Elizabeth M. Tuck
                                       Secretary
--------
*  Business address is 70 Pine Street, New York, New York 10270.

                                 NET
                             UNDERWRITING
                              DISCOUNTS   COMPENSATION
 NAME OF PRINCIPAL               AND           ON      COMMISSIONS
 UNDERWRITER                  COMMISSION   REDEMPTION   BROKERAGE  COMPENSATION
 -----------------           ------------ ------------ ----------- ------------
 AIG Equity Sales Corp......      $0           $0          $0           $0

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its record keeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Undertakings of the Registrant

The Registrant undertakes: A) to include a toll-free number in the applicable prospectus that the applicant can use to request a Statement of Additional Information; B) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the annual audited statutory financial statements of National Union, free of charge upon a contract owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 27th day of July, 2006.

                                              VARIABLE ACCOUNT A of
                                              AMERICAN INTERNATIONAL LIFE
                                              ASSURANCE COMPANY OF NEW YORK
                                              (Registrant)

                                              By: AMERICAN INTERNATIONAL LIFE
                                                  ASSURANCE COMPANY OF NEW YORK
                                                  (on behalf of the Registrant
                                                    and itself)

                                              By: ROBERT F. HERBERT, JR.
                                                  ------------------------------
                                                  ROBERT F. HERBERT, JR.
                                                  SENIOR VICE PRESIDENT,
                                                  TREASURER AND COMPTROLLER

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacityies and on the dates indicated.

          Signature                         Title                    Date
          ---------                         -----                    ----

RODNEY O. MARTIN, JR.            Director and Chairman of the    July 27, 2006
-----------------------------         Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER               Director, President and Chief    July 27, 2006
-----------------------------         Executive Officer
MATTHEW E. WINTER

MARY JANE FORTIN                  Director, Chief Financial      July 27, 2006
-----------------------------     Officer and Executive Vice
MARY JANE FORTIN                          President

M. BERNARD AIDINOFF                        Director              July 27, 2006
-----------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                             Director              July 27, 2006
-----------------------------
DAVID J. DIETZ

MARION E. FAJEN                            Director              July 27, 2006
-----------------------------
MARION E. FAJEN

PATRICK J. FOLEY                           Director              July 27, 2006
-----------------------------
PATRICK J. FOLEY

CECIL C. GAMWELL III                       Director              July 27, 2006
-----------------------------
CECIL C. GAMWELL III

JACK R. HARNES                             Director              July 27, 2006
-----------------------------
JACK R. HARNES

DAVID L. HERZOG                            Director              July 27, 2006
-----------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                          Director              July 27, 2006
-----------------------------
RICHARD A. HOLLAR

JOHN I. HOWELL                             Director              July 27, 2006
-----------------------------
JOHN I. HOWELL

GARY D. REDDICK                            Director              July 27, 2006
-----------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                       Director              July 27, 2006
-----------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                           Director              July 27, 2006
-----------------------------
JAMES W. WEAKLEY

                                                                     333-102134
                                                                      811-05301

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 27th day of July, 2006.

                                              NATIONAL UNION FIRE INSURANCE
                                              COMPANY OF PITTSBURGH, PA.

                                              By: ROBERT S. SCHIMEK
                                                  ------------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT AND
                                                  TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                         Title                    Date
          ---------                         -----                    ----

* KRISTIAN P. MOOR                  Director and Chairman        July 27, 2006
-----------------------------
KRISTIAN P. MOOR

* JOHN QUINLAN DOYLE            Director, President and Chief    July 27, 2006
-----------------------------         Executive Officer
JOHN QUINLAN DOYLE

* NEIL ANTHONY FAULKNER                    Director              July 27, 2006
-----------------------------
NEIL ANTHONY FAULKNER

* DAVID NEIL FIELDS                        Director              July 27, 2006
-----------------------------
DAVID NEIL FIELDS

* ROBERT S. SCHIMEK            Director, Senior Vice President   July 27, 2006
-----------------------------           and Treasurer
ROBERT S. SCHIMEK

* M. BERNARD AIDINOFF                      Director              July 27, 2006
-----------------------------
M. BERNARD AIDINOFF

* CHARLES H. DANGELO                       Director              July 27, 2006
-----------------------------
CHARLES H. DANGELO

* DAVID L.HERZOG                           Director              July 27, 2006
-----------------------------
DAVID L. HERZOG

* ROBERT E. LEWIS                          Director              July 27, 2006
-----------------------------
ROBERT E. LEWIS

* WIN J. NEUGER                            Director              July 27, 2006
-----------------------------
WIN J. NEUGER

* NICHOLAS S. TYLER                        Director              July 27, 2006
-----------------------------
NICHOLAS S. TYLER

* NICHOLAS C. WALSH                        Director              July 27, 2006
-----------------------------
NICHOLAS C. WALSH


*BY: ROBERT S. SCHIMEK
     --------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

EXHIBIT NO. DESCRIPTION
----------- -----------
   (9)(b) Opinion of Counsel and Consent of Saul Ewing, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa.

      (c) Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa.

  (10)      Consent of Independent Registered Public Accounting Firm

  (13)(b) Power of Attorney - National Union Fire Insurance Company of Pittsburgh, Pa.

      (c)   Support Agreement of American International Group, Inc.

      (d) General Guarantee Agreement by National Union Fire Insurance Company of Pittsburgh, Pa.